Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
14. Related Party Transactions
In September 2018, Teekay LNG Partners entered into an agreement with its 52%-owned joint venture with Marubeni Corporation to charter in one of the joint venture's LNG carriers, the Magellan Spirit, which charter had an original term of two years and was further extended by 21 months to June 2022. Time-charter hire expenses for the period from January 1, 2022, to January 13, 2022 were $0.8 million, and such amounts are recorded in loss from discontinued operations (see Note 22) in the consolidated statements of income.